COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

(a)  Commitments

As of
December 31, 2022
RMB
(in thousands)
Operating leases commitments(i)	386,310
Investment commitments(ii)	141,765
Purchase of property and equipment	4,512
Purchase of services	2,081
Total	534,668

Amounts
RMB
(in thousands)
2023	281,049
2024	118,115
2025	83,711
2026	25,413
Thereafter	26,380
Total	534,668
(i)	Operating leases commitments represent the Group’s obligations for leasing premises.
(ii)	Investment commitments obligations primarily relate to capital contributions obligation under certain arrangements.

27. COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)  Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigations are subject to inherent uncertainties and the Group’s view of these matters may change in the future.